Related parties - Coal segment transactions (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Related parties
Amount received for loan repayments		$ 2,572
Loans to related parties		$ 1,976	$ 4,526
Nacala BV
Related parties
Amount received for loan repayments	$ 2,572
Loans to related parties	$ 1,976
Interest rate	7.44%
Pangea Emirates Ltd
Related parties
Proportion of ownership interest in associate		15.00%
Pangea Emirates Ltd | Vale Mocambique S.A.
Related parties
Interest rate		6.54%